Business Combination - Schedule of Pro forma Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Aug. 31, 2016	Aug. 31, 2015
Business Acquisition Pro Forma Information [Abstract]
Pro forma revenue	¥ 1,056,341	¥ 765,113
Pro forma income (loss) from operations	1,689	(86,169)
Pro forma net loss attributable to the Group	¥ (40,835)	¥ (50,647)